SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 41,090	$ 42,106
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	21,180	22,617
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 19,910	$ 19,489